Current and Future Changes in Accounting Policies	12 Months Ended
Oct. 31, 2018
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Current and Future Changes in Accounting Policies

NOTE 4:  CURRENT AND FUTURE CHANGES IN ACCOUNTING POLICIES

CURRENT CHANGES IN ACCOUNTING POLICIES

The following new standard has been adopted by the Bank on November 1, 2017.

IFRS 9 FINANCIAL INSTRUMENTS

On November 1, 2017, the Bank adopted IFRS 9, Financial Instruments (IFRS 9), which replaces the guidance in IAS 39, Financial Instruments: Recognition and Measurement (IAS 39). IFRS 9 includes requirements on: (1) Classification and measurement of financial assets and liabilities; (2) Impairment of financial assets; and (3) General hedge accounting. Accounting for macro hedging has been decoupled from IFRS 9. The Bank has an accounting policy choice to apply the hedge accounting requirements of IFRS 9 or IAS 39. The Bank has made the decision to continue applying the IAS 39 hedge accounting requirements at this time and will comply with the revised annual hedge accounting disclosures as required by the related amendments to IFRS 7, Financial Instruments: Disclosures (IFRS 7).

IFRS 9 is effective for annual periods beginning on or after January 1, 2018. In January 2015, OSFI issued the final version of the Advisory titled "Early adoption of IFRS 9 Financial Instruments for Domestic Systemically Important Banks" which mandated that all domestic systemically important banks (D-SIBs), including the Bank, were required to early adopt IFRS 9 for the annual period beginning on November 1, 2017. As such, on November 1, 2017, the Bank adopted IFRS 9 retrospectively. IFRS 9 does not require restatement of comparative period financial statements except in limited circumstances related to aspects of hedge accounting. Entities are permitted to restate comparatives as long as hindsight is not applied. However, the Bank made the decision not to restate comparative period financial information and has recognized any measurement differences between the previous carrying amounts and the new carrying amounts on November 1, 2017, through an adjustment to opening retained earnings or AOCI, as applicable. Refer to Note 2 for accounting policies under IAS 39 applied during those periods.

Amendments were also made to IFRS 7 introducing expanded qualitative and quantitative disclosures related to IFRS 9, which the Bank has also adopted for the annual period beginning November 1, 2017. Refer to Note 2 and 3 for further details.

Summary of impact upon adoption of IFRS 9 – Classification and measurement

The following table summarizes the classification and measurement impact as at November 1, 2017. Reclassifications represent movements of the carrying amount of financial assets and liabilities which have changed their classification. Remeasurement represents changes in the carrying amount of the financial assets and liabilities due to changes in their measurement.

FINANCIAL ASSETS

(millions of Canadian dollars)		As at Oct. 31, 2017			As at Nov. 1, 2017
IAS 39	IAS 39 Measurement Category	IAS 39 Carrying Amount	Re- classifications	Re- measurement	IFRS 9 Carrying Amount	IFRS 9 Measurement Category	IFRS 9	Note
Cash and due from banks	Amortized Cost	$3,971	$–	$–	$3,971	Amortized Cost	Cash and due from banks
Interest-bearing deposits with banks	Amortized Cost	51,185	–	–	51,185	Amortized Cost	Interest-bearing deposits with banks
Trading loans, securities, and other							Trading loans, securities, and other
Debt securities	FVTPL	53,402	–	–	53,402	FVTPL	Debt securities
Equity securities	FVTPL	32,010	–	–	32,010	FVTPL	Equity securities
Loans	FVTPL	11,235	(86)	–	11,149	FVTPL	Loans	(1)
Commodities and other	FVTPL	7,271	–	–	7,271	FVTPL	Commodities and other
		103,918	(86)	–	103,832
							Non-trading financial assets at FVTPL
			3,734	–	3,734	FVTPL	Debt securities	(2)
			369	–	369	FVTPL	Debt securities	(3)
			196	68	264	FVTPL	Equity securities	(4)
			2,857	–	2,857	FVTPL	Loans	(5)
			1,917	1	1,918	FVTPL	Loans	(6)
			86	–	86	FVTPL	Loans	(1)
			44	–	44	FVTPL	Loans	(5)
			9,203	69	9,272
Derivatives	FVTPL	56,195	–	–	56,195	FVTPL	Derivatives
Financial assets designated at FVTPL							Financial assets designated at FVTPL
Debt securities	FVTPL	3,150	–	–	3,150	FVTPL	Debt securities	(7)
Debt securities	FVTPL	369	(369)	–	–	FVTPL	Debt securities	(3)
Debt securities	FVTPL	513	(513)	–	–	FVTPL	Debt securities	(8)
		4,032	(882)	–	3,150
Available-for-sale securities							Financial assets at FVOCI
Debt securities	FVOCI	142,927	(3,734)	–	139,193	FVOCI	Debt securities	(2)
Debt securities	FVOCI	1,197	(1,197)	–	–	FVOCI	Debt securities	(9)
Equity securities	FVOCI	2,287	(196)	–	2,091	FVOCI	Equity securities	(4)(10)
Loans	FVOCI	–	1,823	–	1,823	FVOCI	Loans	(11)
		146,411	(3,304)	–	143,107
Held-to-maturity securities							Debt securities at amortized cost, net of allowance for credit losses
Debt securities	Amortized Cost	71,363	–	29	71,392	Amortized Cost	Debt securities	(12)
			3,209	–	3,209	Amortized Cost	Debt securities	(13)
			1,197	(7)	1,190	Amortized Cost	Debt securities	(9)
			513	–	513	Amortized Cost	Debt securities	(8)
			(155)	8	(147)		Allowance for security losses	(14)
		71,363	4,764	30	76,157
Securities purchased under reverse repurchase agreements							Securities purchased under reverse repurchase agreements
Securities purchased under reverse repurchase agreements	FVTPL	1,345	653	–	1,998	FVTPL	Securities purchased under reverse repurchase agreements	(15)
Securities purchased under reverse repurchase agreements	Amortized Cost	133,084	(653)	–	132,431	Amortized Cost	Securities purchased under reverse repurchase agreements	(15)
		134,429	–	–	134,429
Loans							Loans
Residential mortgages	Amortized Cost	222,079	(2,857)	–	219,222	Amortized Cost	Residential mortgages	(5)
Consumer instalment and other personal	Amortized Cost	157,101	(44)	–	157,057	Amortized Cost	Consumer instalment and other personal	(5)
Credit card	Amortized Cost	33,007	–	–	33,007	Amortized Cost	Credit card
Business and government	Amortized Cost	199,053	(1,823)	–	197,230	Amortized Cost	Business and government	(11)
Business and government	Amortized Cost	1,925	(1,925)	–	–	Amortized Cost	Business and government	(6)
Debt securities classified as loans	Amortized Cost	3,209	(3,209)	–	–	Amortized Cost		(13)
Total Loans before allowance		616,374	(9,858)	–	606,516		Total Loans before allowance
Allowance for loan losses		(3,783)	156	152	(3,475)		Allowance for loan losses	(14)
Loans, net of allowance for loan losses		612,591	(9,702)	152	603,041		Loans, net of allowance for loan losses
Other							Other
Customers' liability under acceptances	Amortized Cost	17,297	–	–	17,297	Amortized Cost	Customers' liability under acceptances
Amounts receivable from brokers, dealers, and clients	Amortized Cost	29,971	–	–	29,971	Amortized Cost	Amounts receivable from brokers, dealers, and clients
Other financial assets	Amortized Cost	4,556	8	(28)	4,536	Amortized Cost	Other financial assets
		51,824	8	(28)	51,804
Total financial assets		1,235,919	1	223	1,236,143		Total financial assets
Non-financial assets		43,076	–	2	43,078		Non-financial assets	(16)
Total assets		$1,278,995	$1	$225	$1,279,221		Total assets

FINANCIAL LIABILITIES

(millions of Canadian dollars)		As at Oct. 31, 2017			As at Nov. 1, 2017
IAS 39	IAS 39 Measurement Category	IAS 39 Carrying Amount	Re- classifications	Re- measurement	IFRS 9 Carrying Amount	IFRS 9 Measurement Category	IFRS 9	Note
Trading deposits	FVTPL	$79,940	$–	$–	$79,940	FVTPL	Trading deposits
Derivatives	FVTPL	51,214	–	–	51,214	FVTPL	Derivatives
Securitization liabilities at fair value	FVTPL	12,757	–	–	12,757	FVTPL	Securitization liabilities at fair value
Deposits	Amortized Cost	832,824	–	–	832,824	Amortized Cost	Deposits
Acceptances	Amortized Cost	17,297	–	–	17,297	Amortized Cost	Acceptances
Obligations related to securities sold short	FVTPL	35,482	–	–	35,482	FVTPL	Obligations related to securities sold short
Obligations related to securities sold under repurchase agreements	Amortized Cost/FVTPL	88,591	–	–	88,591	Amortized Cost/FVTPL	Obligations related to securities sold under repurchase agreements
Securitization liabilities at amortized cost	Amortized Cost	16,076	–	–	16,076	Amortized Cost	Securitization liabilities at amortized cost
Amounts payable to brokers, dealers, and clients	Amortized Cost	32,851	–	–	32,851	Amortized Cost	Amounts payable to brokers, dealers, and clients
Subordinated notes and debentures	Amortized Cost	9,528	–	–	9,528	Amortized Cost	Subordinated notes and debentures
Other financial liabilities	Amortized Cost	9,934	–	250	10,184	Amortized Cost	Other financial liabilities	(14)
Total financial liabilities		1,186,494	–	250	1,186,744		Total financial liabilities
Non-financial liabilities		17,311	–	–	17,311		Non-financial liabilities
Total liabilities		1,203,805	–	250	1,204,055		Total liabilities
Retained earnings		40,489	–	53	40,542		Retained earnings
Accumulated other comprehensive income		8,006	1	(78)	7,929		Accumulated other comprehensive income
Other equity		26,695	–	–	26,695		Other equity
Total liabilities and equity		$1,278,995	$1	$225	$1,279,221		Total liabilities and equity

[1]

Certain loans that met the definition of trading under IAS 39 have been reclassified to non-trading financial assets at FVTPL, as these loans are held within a business model that is managed on a fair value basis but are not subject to active and frequent buying and selling with the objective of generating a profit from short-term fluctuations in price.

[2]

Certain available-for-sale (AFS) debt securities under IAS 39 are required to be measured at FVTPL under IFRS 9 as these securities do not pass the SPPI test. Previously recognized changes in fair value on these securities were reclassified to retained earnings.

[3]	Certain debt securities designated at FVTPL under IAS 39 are required to be measured at FVTPL under IFRS 9 as they do not pass the SPPI test.
[4]

Certain equity securities classified as AFS under IAS 39 have been reclassified to non-trading financial assets at FVTPL. Unrealized gains (losses) on the AFS equity securities were reclassified to retained earnings. In addition, certain AFS equity securities were measured at cost under IAS 39 as they did not have a quoted market price in an active market and their fair value could not be reliably measured. Under IFRS 9, these equity securities are required to be measured at fair value as the exception under IAS 39 is no longer available. The difference between the cost and the fair value was recorded in retained earnings.

[5]	Certain loans are held in a business model managed on a fair value basis under IFRS 9 and are therefore reclassified to non-trading financial assets at FVTPL.
[6]

Certain business and government loans are required to be measured at FVTPL as they do not pass the SPPI test. The carrying value of these loans was adjusted to reflect their fair value with the difference recorded in retained earnings.

[7]	Certain debt securities designated at FVTPL under IAS 39 have been similarly re-designated to be measured at FVTPL to achieve a significant reduction in accounting mismatch.
[8]

Certain debt securities held by the Bank were designated at FVTPL under IAS 39. Under IFRS 9, the designation was revoked and these debt securities are held within a held-to-collect business model and are measured at amortized cost. Previously recognized changes in fair value of these securities were reversed through retained earnings. The fair value of these debt securities was $1,143 million as at October 31, 2018. Had the Bank not reclassified these debt securities to amortized cost, the change in fair value recognized on the Consolidated Statement of Income would not have been material during the year ended October 31, 2018. The effective interest rate of these debt securities determined on November 1, 2017 ranged from 0.55% to 1.38% and interest income of $11 million was recognized during the year ended October 31, 2018.

[9]

Certain debt securities classified as AFS under IAS 39 were held within a business model with an objective to hold assets to collect contractual cash flows. The carrying value of these debt securities as at November 1, 2017 has been adjusted to amortized cost through AOCI. The fair value of these debt securities was $1.2 billion as at October 31, 2018. Had the Bank not reclassified these debt securities to amortized cost, the change in unrealized gains (losses) on AFS securities recognized on the Consolidated Statement of Comprehensive Income would have been a loss of $27 million during the year ended October 31, 2018.

[10]

Certain equity securities classified as AFS under IAS 39 have been designated to be measured at FVOCI under IFRS 9. Previously recognized impairment associated with these equity securities has been reclassified from retained earnings to AOCI.

[11]	Certain business and government loans measured at amortized cost under IAS 39 are included in a held-to-collect-and-sell business model under IFRS 9 and are measured at FVOCI.
[12]

Under IAS 39, certain debt securities were reclassified out of the AFS category to HTM at their fair value as of the reclassification date. Under IFRS 9, these debt securities are held within a held-to-collect business model and are measured at amortized cost. On transition, the carrying amount of these debt securities was adjusted through AOCI to reflect amortized cost measurement since their inception.

[13]	Debt securities classified as loans have been reclassified as debt securities at amortized cost under IFRS 9.
[14]	Refer to the impairment allowance reconciliation for remeasurement of credit losses under IFRS 9.
[15]

Certain securities purchased under reverse repurchase agreements were measured at amortized cost under IAS 39. These securities are included in a held-for-sale business model with a purpose to hold these instruments for trading and are measured at FVTPL.

[16]	Tax impact related to the adoption of IFRS 9.

Summary of Impact upon adoption of IFRS 9 – Impairment

The reconciliation of the Bank's closing allowances for credit losses in accordance with IAS 39 and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37 to the Bank's opening ECL determined in accordance with IFRS 9, as at November 1, 2017, is shown in the following table:

Reconciliation of the Closing Allowance for Credit Losses under IAS 39/IAS 37 to Opening Allowance for Credit Losses under IFRS 9[1]

(millions of Canadian dollars)	IAS 39/IAS 37 closing balance as at October 31, 2017						IFRS 9 opening balance as at November 1, 2017
	Incurred but not identified	Counterparty- specific	Individually Insignificant	Total IAS 39/ IAS 37 closing balance	Re- classifications[2]	Re- measurement[3]	Stage 1	Stage 2	Stage 3	Total IFRS 9 opening balance
Loans
Residential mortgages	$36	$–	$42	$78	$–	$17	$24	$26	$45	$95
Consumer instalment and other personal	689	–	147	836	–	214	529	355	166	1,050
Credit card	1,231	–	335	1,566	–	39	763	521	321	1,605
Business and government	1,526	134	29	1,689	(10)	(172)	706	627	174	1,507
Debt securities classified as loans	20	126	–	146	(146)	–	–	–	–	–
	3,502	260	553	4,315	(156)	98	2,022	1,529	706	4,257
Acquired credit-impaired loans	–	3	32	35	–	–	–	–	35	35
Total loans, including off-balance sheet instruments	3,502	263	585	4,350	(156)	98	2,022	1,529	741	4,292
Less: Off-balance sheet instruments[4]	567	–	–	567	–	250	488	329	–	817
Total allowance for loan losses[5]	2,935	263	585	3,783	(156)	(152)	1,534	1,200	741	3,475
Debt securities at amortized cost[6,7]	–	–	–	–	155	(8)	–	21	126	147
Debt securities at fair value through other comprehensive income	$–	$–	$–	$–	$1	$4	$3	$2	$–	$5

[1]	Stage 3 allowance under IFRS 9 and counterparty-specific and individually insignificant allowance under IAS 39 represent allowance for credit losses on impaired financial assets.
[2]	Reclassifications represent the impact of classification and measurement changes on impairment allowances.
[3]	Remeasurement includes the impact of adopting the ECL model under IFRS 9, which has been recorded as an adjustment to opening retained earnings on November 1, 2017.
[4]	The allowance for credit losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
[5]

Excludes allowance on securities purchased under reverse repurchase agreements, amounts receivable from brokers, dealers, and clients, and other assets which are netted against the related assets. The allowance for credit losses related to customers' liability under acceptances is included in business and government.

[6]	Impairment allowances related to held-to-maturity securities were previously included in the allowances for business and government loans under IAS 39.
[7]	Previously held-to-maturity securities and debt securities classified as loans under IAS 39.

FUTURE CHANGES IN ACCOUNTING POLICIES

The following standards have been issued, but are not yet effective on the date of issuance of the Bank's Consolidated Financial Statements. The Bank is currently assessing the impact of the application of these standards on the Consolidated Financial Statements and will adopt these standards when they become effective.

Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers (IFRS 15), which establishes the principles for recognizing revenue and cash flows arising from contracts with customers and prescribes the application of a five-step recognition and measurement model. The standard excludes from its scope revenue arising from items such as financial instruments, insurance contracts, and leases. In July 2015, the IASB confirmed a one-year deferral of the effective date to annual periods beginning on or after January 1, 2018, which will be November 1, 2018 for the Bank. In April 2016, the IASB issued amendments to IFRS 15, which provided additional guidance on the identification of performance obligations, on assessing principal versus agent considerations and on licensing revenue. The amendments also provided additional transitional relief upon initial adoption of IFRS 15 and have the same effective date as the IFRS 15 standard. The Bank is required to adopt the standard for the annual period beginning on November 1, 2018. The standard is to be applied on a modified retrospective basis, recognizing the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings without restating comparative period financial information.

As at October 31, 2018, the Bank's current estimate of the adoption impact of IFRS 15, subject to refinement, is an overall reduction to Shareholder's Equity of approximately $41 million related to certain expenses not eligible for deferral under IFRS 15. The presentation of certain revenue and expense items will also be reclassified prospectively. These presentation changes are not significant and do not have an impact on net income.

Leases

In January 2016, the IASB issued IFRS 16, Leases (IFRS 16), which will replace IAS 17, Leases (IAS 17), introducing a single lessee accounting model for all leases by eliminating the distinction between operating and financing leases. IFRS 16 requires lessees to recognize right-of-use assets and lease liabilities for most leases on the balance sheet. Lessees will also recognize depreciation expense on the right-of-use asset, interest expense on the lease liability, and a shift in the timing of expense recognition in the statement of income. Short-term leases, which are defined as those that have a lease term of twelve months or less; and leases of low-valueassets are exempt. Lessor accounting remains substantially unchanged. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, which will be November 1, 2019 for the Bank, and is to be applied retrospectively. The Bank is continuing to assess the impact of the new standard on its portfolio of leases, including the impact upon its existing systems and internal controls.

Share-based Payment

In June 2016, the IASB published amendments to IFRS 2, Share-based Payment (IFRS 2), which provide additional guidance on the classification and measurement of share-based payment transactions. The amendments clarify the accounting for cash-settled share-based payment transactions that include a performance condition, the classification of share-based payment transactions with net settlement features for withholding tax obligations, and the accounting for modifications of share-based payment transactions from cash-settled to equity-settled. The amendments to IFRS 2 are effective for annual periods beginning on or after January 1, 2018, which is November 1, 2018 for the Bank. These amendments will be applied prospectively and will not have a significant impact on the Bank.

Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts (IFRS 17), which replaces the guidance in IFRS 4, Insurance Contracts and establishes a new model for recognizing insurance policy obligations, premium revenue, and claims-related expenses. IFRS 17 is currently effective for the Bank's annual reporting period beginning November 1, 2021; however, based on recent IASB meetings, an upcoming amendment to IFRS 17 and a deferral of the transition date by one year is anticipated. Any change to the Bank's transition date is subject to updates of OFSI's related Advisory. The Bank is currently assessing the impact of adopting this standard.

Conceptual Framework for Financial Reporting

In March 2018, the IASB issued the revised Conceptual Framework for Financial Reporting (Revised Conceptual Framework), which provides a set of concepts to assist the IASB in developing standards and to help preparers consistently apply accounting policies where specific accounting standards do not exist. The framework is not an accounting standard and does not override the requirements that exist in other IFRS standards. The Revised Conceptual Framework describes that financial information must be relevant and faithfully represented to be useful, provides revised definitions and recognition criteria for assets and liabilities, and confirms that different measurement bases are useful and permitted. The Revised Conceptual Framework is effective for annual periods beginning on or after January 1, 2020, which will be November 1, 2020 for the Bank, with early adoption permitted. The Bank is currently assessing the impact of adopting the revised framework.